Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

(14) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Other payables	6,001	963	5,798
Predicted liability	830	133	-
	6,831	1,096	5,798

As of December 31, 2012 and 2011, the balance of predicted liability was RMB830 (US$133) and RMB0, respectively, which was estimated liability related to our defective products.